Impairment Testing (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impairment Testing [Abstract]
After-tax discount rate used in calculation of recoverable amount of operating segments nominal	9.60%	8.90%
Long-term growth rate	2.50%
Write-off	$ 40
Nominal after tax discount rate	11.00%
Impairment loss	$ 50
Long-term growth rate for property, plant and equipment	2.00%